Organization - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,434,806,922	$ 225,152,516	¥ 1,426,899,576	¥ 2,002,314,688
Other current assets	18,857,709	2,959,187	24,467,956
Total current assets	7,607,930,351	1,193,850,290	8,899,049,546
Finance lease receivables—non-current	1,029,262,174	161,513,695	1,454,499,864
Other non-current assets	11,568,164	1,815,297	261,495,158
Total non-current assets	3,339,173,681	523,989,217	3,246,883,053
Total assets	10,947,104,032	1,717,839,507	12,145,932,599
Short-term debts	579,776,131	90,979,527	355,816,940
Other current liabilities	50,495,262	7,923,811	27,255,779
Total current liabilities	3,417,702,889	536,312,164	2,457,296,626
Long-term debts	486,371,672	76,322,329	977,791,191
Other non-current liabilities	991,610	155,605	4,870,616
Total non-current liabilities	538,834,322	84,554,863	1,313,426,836
Total liabilities	3,956,537,211	620,867,027	3,770,723,462
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	531,317,393	83,375,293	1,003,740,459
Other current assets	3,899,508,069	611,917,909	3,194,408,176
Total current assets	4,430,825,462	695,293,202	4,198,148,635
Finance lease receivables—non-current	1,029,262,174	161,513,695	1,454,499,864
Other non-current assets	2,272,293,047	356,572,364	1,754,832,407
Total non-current assets	3,301,555,221	518,086,059	3,209,332,271
Total assets	7,732,380,683	1,213,379,261	7,407,480,906
Short-term debts	579,776,131	90,979,527	355,816,940
Other current liabilities	2,561,535,815	401,960,866	2,088,849,541
Total current liabilities	3,141,311,946	492,940,393	2,444,666,481
Long-term debts	486,371,672	76,322,329	977,791,191
Other non-current liabilities	11,715,736	1,838,455	17,394,154
Total non-current liabilities	498,087,408	78,160,784	995,185,345
Total liabilities	¥ 3,639,399,354	$ 571,101,177	¥ 3,439,851,826